SHARE-BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total Share-based Compensation Expense	$ 36,115,200	$ 25,847,497	$ 18,441,076
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total Share-based Compensation Expense	111,001	42,679	47,808
Selling and marketing expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total Share-based Compensation Expense	3,367,840	2,479,864	2,072,742
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total Share-based Compensation Expense	$ 32,636,359	$ 23,324,954	$ 16,320,526